2. Summary of Significant Accounting Policies: Commitments and Contingencies (Policies)	2 Months Ended
Jun. 30, 2018
Policies
Commitments and Contingencies

Commitments and Contingencies

The Company has committed to contribute $2,000,000 to the Joint Venture over a twelve month period as disclosed above. To date the Company has contributed $150,000 and has a commitment of $1,850,000 to the Joint Venture to be paid within the next 12 months.

Management of the Company is not aware any other commitments or contingencies that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.